CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest income		$ 3,183,946,656	$ 1,959,831,229	$ 1,302,749,523
Interest expense		(1,556,714,282)	(904,731,293)	(554,488,203)
NET INTEREST INCOME		1,627,232,374	1,055,099,936	748,261,320
Fee and commission income		254,342,658	247,043,990	243,282,464
Fee and commission expense		(115,387,309)	(101,484,112)	(99,715,262)
(Losses) Gains on financial assets and liabilities at fair value through profit or loss, net		(20,692,983)	46,405,880	24,403,483
Gains (Losses) on derecognition of financial assets not measured at fair value through profit or loss, net		40,590,622	902,916	(741,855)
Exchange differences, net		210,110,057	25,152,175	33,603,095
Other operating income		67,247,917	65,900,311	49,716,559
Other operating expenses		(262,604,959)	(192,201,583)	(164,374,167)
GROSS INCOME		1,800,838,377	1,146,819,513	834,435,637
Administrative costs		(497,566,179)	(423,883,000)	(386,672,961)
Personnel benefits		(248,430,523)	(212,043,186)	(190,336,033)
Other administrative expenses		(249,135,656)	(211,839,814)	(196,336,928)
Depreciation and amortization		(28,677,320)	(34,171,257)	(33,858,994)
Impairment of financial assets		(133,602,042)	(98,632,380)	(77,479,161)
Loss on net monetary position		(828,823,310)	(416,046,365)	(251,297,163)
NET OPERATING INCOME		312,169,526	174,086,511	85,127,358
Shared of profit or loss of entities accounted using the equity method		1,156,636	(1,452,699)	(341,086)
PROFIT BEFORE TAX		313,326,162	172,633,812	84,786,272
Income tax (expense) benefit		(156,070,330)	7,859,103	(28,034,559)
PROFIT FOR THE YEAR		157,255,832	180,492,915	56,751,713
Attributable to owners of the Bank		156,858,600	183,235,202	57,012,016
Attributable to non-controlling interest		$ 397,232	$ (2,742,287)	$ (260,303)
EARNINGS PER SHARE
Basic earnings per share (in pesos)	[1]	$ 256.0079	$ 299.0569	$ 93.0489
Diluted earnings per share (in pesos)	[1]	$ 256.0079	$ 299.0569	$ 93.0489

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.